Revenues (Schedule of Net Product Revenues by Product) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue from External Customer [Line Items]
Revenues	$ 32,407,845	$ 28,803,961	$ 25,549,058
Acetadote
Revenue from External Customer [Line Items]
Revenues	3,824,449	4,284,111	6,576,720
Omeclamox-Pak
Revenue from External Customer [Line Items]
Revenues	837,829	623,297	1,761,868
Kristalose
Revenue from External Customer [Line Items]
Revenues	12,895,120	12,055,625	11,455,805
Vaprisol
Revenue from External Customer [Line Items]
Revenues	936,615	1,763,874	1,576,222
Caldolor
Revenue from External Customer [Line Items]
Revenues	5,222,282	5,001,997	4,178,443
Vibativ
Revenue from External Customer [Line Items]
Revenues	$ 8,691,550	$ 5,075,057	$ 0